INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2021
INVESTMENTS
Schedule of long term investments

Long-term Investments

	As of	As of	As of
	December 31,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	US$
Carrying amount of equity investments without readily determinable fair value	44,044	43,181	6,688
Carrying amount of equity method investments	55,928	20,849	3,229
Carrying amount of long-term investments	99,972	64,030	9,917

5.    INVESTMENTS (continued)

Equity investments - without readily determinable fair value

Equity investments - without readily determinable fair value consisted of the following:

	As of	As of	As of
	December 31,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	US$
Equity investments without readily determinable fair value
Private companies	48,810	48,553	7,520
Limited partnerships	20,342	19,615	3,038
Cost of equity investments without readily determinable fair value	69,152	68,168	10,558
Impairment on equity investments without readily determinable fair value	(25,108)	(24,987)	(3,870)
Carrying amount of equity investments without readily determinable fair value	44,044	43,181	6,688

Equity method investments consisted of the following:

	As of	As of	As of
	December 31,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	US$
Equity Method Investments
Private company	9,000	10,000	1,549
Listed company	283,252	—	—
Limited partnership	12,380	12,325	1,909
Cost of equity method investments	304,632	22,325	3,458
Impairment on equity investment	(206,522)	(2,657)	(412)
Loss from equity method investment	(42,182)	1,181	183
Carrying amount of equity method investments	55,928	20,849	3,229